UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

Date of Report (Date of earliest event reported):

Commission File Number of Securitizer:

Central Index Key Number of Securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor: 0001785852

HARVEST COMMERCIAL CAPITAL LOAN TRUST 2019-1

(Exact name of issuing entity as specified in its charter)

n/a

Central Index Key Number of issuing entity (if applicable)

Central Index Key Number of underwriter (if applicable)

Evan Mitnick

(949) 446 8683

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II -	INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a copy of PricewaterhouseCoopers LLP’s Report, dated November 7, 2019 with respect to certain agreed-upon procedures (the “Report”). The Report, incorporated herein by this reference, is being furnished to the SEC and shall not be deemed to be “filed” for any purpose.

Attached as Exhibit 99.2 hereto is a copy of AMC Diligence, LLC’s Report, dated November 8, 2019 with respect to certain agreed-upon procedures (the “Additional Report”). The Additional Report, incorporated herein by this reference, is being furnished to the SEC and shall not be deemed to be “filed” for any purpose.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 7, 2019.

Exhibit 99.2	Report of AMC Diligence, LLC dated November 8, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EL TORO-1, LLC, Depositor

Date: November 12, 2019	By:	/s/ Evan Mitnick
Evan Mitnick
President